Goodwill and Intangible Assets - Indefinite-lived intangibles (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Trademarks and Trade Names [Member]	Sep. 30, 2014 Personal Care [Member]	Sep. 30, 2014 Household Products [Member]	Sep. 30, 2014 Feminine Care [Member] Trademarks and Trade Names [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets	$ 1,727.1	$ 1,703.9		$ 1,647.0	$ 80.1
Indefinite-lived Intangible Assets, Period Increase (Decrease)			$ 23.2			$ 30.2